Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Allowable-Allocation Range, Minimum	40.00%
Allowable-Allocation Range, Maximum	80.00%
Percentage of Plan Assets	39.00%	54.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	36.00%	35.00%
Other Securites [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	10.00%
Allowable-Allocation Range, Minimum	3.00%
Allowable-Allocation Range, Maximum	10.00%
Percentage of Plan Assets	25.00%	11.00%